Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Going concern

According to Accounting Standards Codification (“ASC”)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management’s plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future, and has primarily funded these losses through equity financings. The Company incurred a net loss of
$57,474
during
2018
and has an accumulated deficit of
$178,760
as of
December 31, 2018.
Net cash used in operations was approximately
$39,955
for the year of
2018.
As of
December 31, 2018,
the Company had
$3,889
of cash on hand, with current liabilities amounting to
$16,445.
Losses are anticipated in the ongoing development of the Company’s business and therefore can be no
assurance that the Company will be able to achieve profitability.

The continuing operations of the Company is depending upon the Company’s ability to obtain necessary financing to fund its working capital requirement. These financial statements have been prepared in accordance with U.S. GAAP, on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not
include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

In order to enable the Company to operate as a going concern in the foreseeable future, the Company will need, among other things, additional capital resources. There can be no
assurance that capital will be available as necessary to meet the Company’s working capital requirements or, if the capital is available, that it will be on terms acceptable to the Company. The issuances of additional equity securities by the Company may
result in dilution in the equity interests of its current shareholders. Obtaining commercial loans, assuming those loans will be available, will increase the Company’s liabilities and future cash commitments. If the Company is unable to obtain financing in the amounts and on terms deemed acceptable, the business and future success will be adversely affected including suspension of business operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Basics of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not
limited to, share-based compensation, clinical trial accrual, valuation allowance for deferred tax assets, and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Research and development (“R&D”) costs

The Company accounts for R&D costs in accordance with ASC
730,
Research and Development
. R&D costs primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant’s salaries, benefits and related costs, raw materials and supplies to develop product candidates, patent-related costs incurred in connection with filing patent applications and external costs of outside vendors engaged to conduct clinical development activities and trials. The Company expenses R&D costs as they are incurred.

The costs incurred relate to nonrefundable advance payments for goods or services that will be used in future research and development activities are deferred and capitalized. The capitalized amounts are expensed as R&D costs when the related goods are delivered or the services are performed, or when the Company does not
expect it will need the goods to be delivered or the services to be rendered.

Research contract costs and accruals

The Company has entered into various research and development contracts with research institutions and other companies primarily in the PRC, the United States, and Australia. Related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not
been materially different from the actual costs.

Foreign currency translation and transactions

Functional currency

The Company currently uses U.S. dollar as the functional currency for all its entities, except for entities in the PRC, which adopt RMB as the functional currency, and BeyondSpring Australia, which adopts the Australian dollar as the functional currency. The determination of the respective functional currency is based on the criteria of ASC
830,
Foreign Currency Matters
. The Company uses the U.S. dollar as its reporting currency.

Foreign currency translation

For subsidiaries whose functional currencies are
not
the U.S. dollar, the Company uses the average exchange rate for the year and the exchange rate at the balance sheet date, to translate the operating results and financial position to U.S. dollar, the reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive income/(loss), a component of shareholders’ equity (deficit). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Cash

Cash consist of cash on hand and bank deposits. As of
December 31, 2017
and
2018,
the Company had
no
cash equivalents.

Short-term investments

All liquid investments with an original maturity greater than three
months but less than
one
year are considered to be short-term investments. As of
December 31, 2017,
the short-term investments are
one
-year time deposits amounting to
$3,074
(
RMB20,000
) placed with China Merchants Bank.

Advances to suppliers

Advances to suppliers consist of cash to contractors and vendors for services and materials that have not
been provided or received. Advances to suppliers are reviewed periodically to determine whether their carrying values have become impaired. The Company considers the assets to be impaired if it is doubtful that the services and materials will be or can be provided by the suppliers. As of
December 31, 2017
and
2018,
there were
no
allowances provided.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least
75%
of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is
90%
or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company had no
capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space under operating lease agreements. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no
conditions or continuing performance obligations of the Company are recognized as other income upon receipt.

Government grants for Dalian Wanchun Pharmaceutical Co., Ltd. (“Wanchun Pharma”) amounting to
$316
(
RMB2,000
) were received in
December 2014.
The government grant was transferred to Wanchunbulin since Wanchun Pharma was liquidated in
August 2015.
The Company previously included such government grant under current liabilities as the amendment procedures for changing the beneficiary to Wanchunbulin was still under review of the local government. In
January 2018,
the Company obtained approval from local government and became eligible for the government grant and recorded the government grant as other income in the consolidated statements of comprehensive loss during the year of
2018.

The Company received government grants of
$914
which was recorded as other income in the consolidated statements of comprehensive loss for the year ended
December 31, 2017.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Category	Estimated useful life

Office equipment (years)		5
Laboratory equipment (years)	2	-	5
Motor vehicles (years)		10
Leasehold improvements	Lower of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may
not
be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the years ended
December 31, 2018,
2017
and
2016,
the Company did
not
record any impairment losses on its long-lived assets.

Fair value measurements

Financial instruments of the Company primarily include cash, short-term investments, amounts due from related parties and accounts payable. As of
December 31, 2017
and
2018,
the carrying values of these financial instruments approximated their fair value due to their short term nature.

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 —Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Segment information

The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence in accordance with ASC
280,
Segment Reporting
, the Company has only
one
reportable segment. The Company does
not
distinguish between markets or segments for the purpose of internal reporting.

The Company had
no
revenue for all years presented. The following table summarizes property and equipment of the Group by geographical location:

	December 31,
	2017	2018
PRC	90	73
U.S.	30	208
Australia	3	1
Total	123	282

Comprehensive income (loss)

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments.

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not
that some portion or all of a deferred tax asset will
not
be realized.

In accordance with Accounting Standards Update (“ASU”)
No.
2015
-
17,
Income Taxes (Topic
740
)
, all deferred income tax assets and liabilities are classified as non-current on the consolidated balance sheets.

The Company evaluates its uncertain tax positions using the provisions of ASC
740,
Income Taxes,
which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is “more likely than not”
to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty
percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Share-based compensation

Awards granted to employees

The Company applies ASC
718,
Compensation—Stock Compensation
(“ASC
718”
), to account for its employee share-based payments. In accordance with ASC
718,
the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options is calculated using an option pricing model, and the grant date fair value of restricted shares is based on the quoted market price of the Company's ordinary shares. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards for all employee equity awards granted with graded vesting based on service condition. The Company uses the accelerated method for all awards granted with graded vesting based on performance conditions. The Company elected to account for forfeitures in the period they occur as a reduction to expense.

Awards granted to non-employees

The Company has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC
718
and ASC
505,
Equity
. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no
associated performance commitment. The expense is recognized in the same manner as if the Company had paid cash for the services provided by the non-employees in accordance with ASC
505
-
50,
Equity-based Payments to Non-Employees
. The Company estimated the fair value of share options granted to non-employees using the same method as employees.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. There were no
modifications to the awards during the year ended
December 31, 2018
and
2017.

Loss per share

Loss per share is calculated in accordance with ASC
260,
Earnings per Share
. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options and the vesting of restricted shares, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company’s consolidated statements of comprehensive loss.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company’s cash is held at financial institutions that management believes to be of high credit quality. The Company has not
experienced any losses on cash to date. The Company does
not
believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in clinical research organizations; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

Business risk

The Company relies on
third
parties to support clinical development activities, trials and manufacturing process of product candidates. If these third
parties do
not
successfully carry out their contractual duties or meet expected deadlines, the Company may
not
be able to obtain regulatory approval for the Company´s drug candidates and the Company’s business could be substantially impacted. The Company’s main activities are located in U.S. and PRC.

Currency convertibility risk

The Company incurs portions of expenses in currencies other than the U.S. dollars, in particular, the RMB. On
January 1, 1994,
the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not
imply that the RMB
may
be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From
July 21, 2005,
the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of RMB against the U.S. dollar was approximately
5.7%
for the year ended
December 31, 2018,
the appreciation of RMB against the U.S. dollar was approximately
6.5%
for the year ended
December 31, 2017
and the depreciation of RMB against the U.S. dollar was approximately
6.3%
for the year ended
December 31, 2016.
It is difficult to predict how market forces or PRC or U.S. government policy may
impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may
significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.

Recent accounting pronouncements

In
February 2016,
the FASB issued ASU
No.
2016
-
2,
Leases
(Topic
842
) ("ASU
2016
-
02"
), which requires lessees to recognize assets and liabilities related to lease arrangements longer than
12
months on the balance sheet. This standard also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. The updated guidance is effective for interim and annual periods beginning after
December 15, 2018,
and early adoption is permitted. The Company will adopt the new standard effective
January 1, 2019
using the modified retrospective method and will
not
restate comparative periods. The Company will elect the package of practical expedients permitted under the transition guidance within the new standard, which permits the Company not
to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for certain in-scope operating leases. The Company does not
expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In
June 2018,
the FASB issued ASU
2018
-
7,
Compensation—Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018
-
7”
). This update expands the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. This update also specifies that Topic
718
applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. This update is effective in fiscal years, including interim periods, beginning after
December 15, 2018.
Early adoption is permitted, but
no
earlier than an entity’s adoption date of Topic
606.
The Company is currently evaluating the impact on its financial statements of adopting this guidance.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement
(“ASU
2018
-
13”
). The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after
December 15, 2019,
and early adoption is permitted. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Company is currently evaluating the impact on its financial statements of adopting this guidance.